INCOME TAX - Disclosure of effective tax rate reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Abstract]
Applicable tax rate	36.50%	36.50%
Income tax at Canadian statutory rate	$ (6,984)	$ 25,840
Permanent differences	10,136	13,110
Foreign tax rate differential	64	96
Unrecognized tax benefits	3,344	(4,714)
Deferred tax adjustments related to prior periods	272	9
Income tax expense	$ 6,832	$ 34,341